Marketable Securities: (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair value at beginning of year	$ 892,271	$ 2,263,923
Acquisitions		698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(179,687)	(403,475)
Fair value at balance sheet date	$ 698,939	$ 892,271